Provisions and contingencies - Schedule of provisions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of other provisions [line items]
Other provisions at beginning of period	$ 0
Additions	14
Other provisions at end of period	14
Non-current	0
Current	14	$ 0
Total	14	0
Onerous contract
Disclosure of other provisions [line items]
Other provisions at beginning of period	0
Additions	14
Other provisions at end of period	14
Non-current	0
Current	14
Total	$ 14	$ 0